UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Operating Activities:
Net loss	$ (61,427)	$ (25,396)	$ (37,744)	$ (12,386)
Adjustments to reconcile net loss to net cash used in operating activities:
Non-cash lease expense	618	487
Depreciation and amortization	558	652	895	707
Stock-based compensation	6,349	255	437	313
Provision for uncollectible accounts	4,953		436	220
Unrealized exchange loss	253	389
Provision for inventory	743		0	0
Change in fair value of warrant liabilities	(2,189)	(101)	820	203
Change in fair value of derivative liability	(165)	14	19	37
Change in fair value of debt	3,751
Change in fair value of Revenue Interest Financing and PIPE Conversion Option	2,040
Change in fair value of earn-out liabilities	(24,330)
Non-cash interest expense	1,117	589	953	2,441
Non-cash termination of convertible note side letters	16,098
Loss on extinguishment of debt	3,929		0	(2,768)
Debt issuance costs associated with debt recorded at fair value	1,210
Changes in operating assets and liabilities:
Accounts receivable	(3,883)	(13,822)	(22,817)	(927)
Inventory	(899)	(1,596)	(1,150)	(1,285)
Prepaid expenses, other current and long-term assets	409	(774)	(577)	(1,369)
Operating lease liabilities	(617)	(691)	(733)	0
Accounts payable	3,492	3,055	3,324	(488)
Accrued expenses and other current liabilities	4,879	5,684	8,165	2,574
Amortization of right-of-use asset			1,104	0
Deferred rent and other			(113)	6
Loss on term loan extinguishment			0	425
Gain on Paycheck Protection Program loan forgiveness			0	(2,032)
Net cash used in operating activities	(43,111)	(31,255)	(46,981)	(14,329)
Investing Activities:
Purchases of property and equipment	(1,208)	(1,091)	(1,550)	(912)
Net cash used in investing activities	(1,208)	(1,091)	(1,550)	(912)
Financing Activities:
Proceeds from issuance of convertible notes - net	28,700	1,103	1,103	2,830
Proceeds from Fortress Term Loan - net	59,780	14,925	29,850	44,623
Payment of debt issuance costs	(3,450)	(263)	(262)	(522)
Proceeds from Business Combination, net of transaction costs	62,078
Proceeds from Revenue Interest Financing	40,000
Repayment of 2021 Term Loan	(57,659)
Repayment of promissory note assumed in Business Combination	(2,500)
Proceeds from option and warrant exercises	195	132	132	523
Repayment of convertible notes	(10,750)
Payment of deferred financing costs			(286)	0
Proceeds from issuance of preferred stock - net			0	9,871
Proceeds from Paycheck Protection Program loan			0	1,016
Repayment of term loan			0	(29,396)
Net cash provided by financing activities	116,394	15,897	30,537	28,945
Net increase (decrease) in cash and cash equivalents and restricted cash	72,075	(16,449)	(17,994)	13,704
Cash and cash equivalents and restricted cash at beginning of period	8,023	26,018	26,018	12,313
Cash and cash equivalents and restricted cash at end of period	80,098	9,569	8,023	26,018
Supplemental disclosure of cash flow information
Cash paid for interest	5,022	2,077	3,476	1,321
Supplemental cash flow information on non-cash investing and financing activities
Purchase of property and equipment included in accounts payable	270	43	13	0
Deferred financing costs in accounts payable and accrued expenses	1,006		1,919	0
Recognition of assumed warrant liability	13,762
Recognition of earn-out liabilities	53,040
Issuance of common stock upon conversion of convertible notes	$ 25,569
Issuance of warrants in connection with financing		$ 438	834	333
Preferred stock issued for conversion of convertible notes			$ 0	$ 38,843